TAXATION - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TAXATION
Balance at beginning of year	$ 647	¥ 4,509	¥ 11,582
Reversal based on tax positions related to prior years	(469)	(3,266)	(9,070)
Additions based on tax positions related to the current year	69	479	1,997
Balance at end of year	$ 247	¥ 1,722	¥ 4,509